U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name:  Nicholas J. Kolokithas

Title:    Assistant Vice President and Senior Counsel

June 13, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Capital Series (the “Trust”), on behalf of: John Hancock Classic Value Fund ( the “Fund”) File Nos. 002-29502; 811-01677

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the forms of prospectus filed with the Securities and Exchange Commission on June 3, 2013 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-13-002441), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq Assistant Secretary of the Trust

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase